UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

January 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 86.9%
Aerospace & Defense — 2.3%
Boeing Co. (The)	439,575	$ 32,471,405
Exelis, Inc.	3,651,984	40,135,304

		72,606,709

Beverages — 1.1%
Britvic PLC (United Kingdom)	5,019,708	35,729,952

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	249,219	36,849,521
Morgan Stanley	1,069,928	24,447,855

		61,297,376

Chemicals — 2.7%
CF Industries Holdings, Inc.	201,193	46,107,400
Monsanto Co.	386,505	39,172,282

		85,279,682

Commercial Banks — 1.0%
Corpbanca SA, ADR (Chile)*	1,439,268	30,901,084

Commercial Services & Supplies — 3.4%
Covanta Holding Corp.(a)	1,264,717	24,940,219
Geo Group, Inc. (The)	1,445,544	47,153,645
Iron Mountain, Inc.	997,917	34,138,741

		106,232,605

Computers & Peripherals — 1.5%
Apple, Inc.	102,702	46,761,248

Diversified Financial Services — 3.5%
Citigroup, Inc.	1,772,233	74,717,343
Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	100,000	1,555,107
JPMorgan Chase & Co.	682,696	32,120,847

		108,393,297

Diversified Telecommunication Services — 6.2%
BCE, Inc. (Canada)	1,329,291	59,054,426
Cogent Communications Group, Inc.	784,813	19,439,818
Frontier Communications Corp.(a)	16,230,914	74,175,277
Hong Kong Television Network Ltd., ADR (Hong Kong)(a)	395,151	2,406,469
Vivendi SA (France)	1,729,269	37,074,716

		192,150,706

Electric Utilities — 1.1%
SSE PLC (United Kingdom)	1,535,196	34,549,945

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	479,588	24,554,906

Food Products — 6.9%
B&G Foods, Inc.	348,527	11,048,306
BRF - Brasil Foods SA (Brazil)	976,182	21,441,836
Bunge Ltd. (Bermuda)	679,216	54,106,346
De Master Blenders 1753 NV (Netherlands)*	2,309,976	28,497,932
Kraft Foods Group, Inc.	455,878	21,070,681
Mondelez International, Inc.	1,441,225	40,051,643
Tate & Lyle PLC (United Kingdom)	3,007,238	38,751,838

		214,968,582

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp. (Panama)	642,671	24,884,221
Starbucks Corp.	450,812	25,299,569
Wendy’s Co. (The)(a)	2,923,484	15,026,708

		65,210,498

Independent Power Producers & Energy Traders — 0.9%
Northland Power, Inc. (Canada)	1,445,889	28,340,816

Industrial Conglomerates — 0.8%
General Electric Co.	1,116,757	24,881,346

Internet Software & Services — 1.1%
Telecity Group PLC (United Kingdom)	2,467,886	33,151,993
Yahoo!, Inc.*(a)	35,781	702,381

		33,854,374

Machinery — 0.9%
IDEX Corp.	580,011	28,936,749

Media — 5.4%
British Sky Broadcasting Group PLC (United Kingdom)	2,763,922	35,835,600
Cinemark Holdings, Inc.	1,511,875	42,544,162
Comcast Corp. (Class A Stock)	1,082,658	41,227,617
Thomson Reuters Corp. (Canada)(a)	1,634,247	50,073,328

		169,680,707

Multi-Utilities — 2.9%
National Grid PLC, ADR (United Kingdom)	1,070,179	58,774,231
NiSource, Inc.	1,165,147	31,493,923

		90,268,154

Oil, Gas & Consumable Fuels — 12.2%
Baytex Energy Corp. (Canada)	527,975	24,276,051
Cheniere Energy, Inc.*(a)	3,157,393	67,031,454
Eni SpA, ADR (Italy)(a)	773,169	38,604,328
HollyFrontier Corp.	198,396	10,360,239
Pembina Pipeline Corp. (Canada)(a)	1,025,052	29,808,512
PetroBakken Energy Ltd. (Canada)	3,143,372	27,733,782
Phillips 66	811,407	49,146,922
Targa Resources Corp.	1,336,523	80,672,528
Western Refining, Inc.	208,531	7,012,898
Williams Cos., Inc. (The)	1,348,420	47,262,121

		381,908,835

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	2,313,565	83,612,239
Merck & Co., Inc.(a)	1,337,832	57,861,234
Novo Nordisk A/S, ADR (Denmark)	171,859	31,682,207
Pfizer, Inc.	2,289,608	62,460,506

		235,616,186

Real Estate Investment Trusts — 4.9%
Annaly Capital Management, Inc.(a)	2,062,701	30,672,364
First Potomac Realty Trust(a)	3,590,390	49,188,343
MFA Financial, Inc.	5,804,760	52,184,792
Starwood Property Trust, Inc.	761,975	19,537,039

		151,582,538

Real Estate Management & Development — 1.3%
BR Properties SA (Brazil)	2,328,101	30,221,413
SOHO China Ltd. (China)	11,733,162	10,560,058

		40,781,471

Road & Rail — 3.1%
Canadian Pacific Railway Ltd. (Canada)	370,308	42,781,683
J.B. Hunt Transport Services, Inc.(a)	276,089	18,572,507
Union Pacific Corp.	278,998	36,677,077

		98,031,267

Semiconductors & Semiconductor Equipment — 4.6%
Maxim Integrated Products, Inc.	2,683,524	84,396,830
Xilinx, Inc.	1,660,601	60,595,330

		144,992,160

Software — 2.7%
Activision Blizzard, Inc.	2,722,966	31,014,583
Intuit, Inc.	852,328	53,168,220

		84,182,803

Specialty Retail — 2.0%
GameStop Corp. (Class A Stock)(a)	2,637,205	61,183,156

Transportation Infrastructure — 0.9%
CCR SA (Brazil)	2,638,544	27,228,804

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc. (Class B Stock) (Canada)	650,314	30,220,628

TOTAL COMMON STOCKS (cost $2,374,597,667)		2,710,326,584

PREFERRED STOCKS — 5.4%
Aerospace & Defense — 0.9%
United Technologies Corp., CVT, 7.50%(b)	510,924	29,092,013

Airlines — 0.5%
Continental Airlines Finance Trust II, CVT, 6.00%	364,902	14,425,014

Electric Utilities — 2.7%
NextEra Energy, Inc., CVT, 5.60%(b)	380,000	19,865,640
NextEra Energy, Inc., CVT, 5.89%(b)	875,000	44,957,500
PPL Corp., CVT, 8.75%(b)	335,200	18,332,088

		83,155,228

Insurance — 1.0%
Metlife, Inc., CVT, 5.00%(b)	609,300	29,727,747

Leisure Equipment & Products — 0.3%
Callaway Golf Co., Series B, CVT, 7.50%	101,620	10,086,801

TOTAL PREFERRED STOCKS (cost $159,682,646)		166,486,803

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS — 6.9%
Airlines — 0.7%
United Continental Holdings, Inc., Sr. Unsec’d. Notes 6.00%, 10/15/29		CCC+(d)	$7,750	22,000,313

Energy — 1.0%
BAC Cheniere Energy, Inc., Notes, 144A(b) 7.30%, 07/24/13		NR	147,400	30,570,760

Internet Services — 1.1%
GS Yahoo, Inc., Notes, 144A(b) 6.25%, 06/10/13		NR	170,758	33,422,480

Investment Banking & Brokerage — 3.7%
BAC Monster Beverage Corp., Notes, 144A(b) 7.11%, 02/26/13		NR	72,488	35,330,456
BAC Rackspace Hosting, Notes, 144A(b) 6.35%, 03/21/13		NR	53,126	39,063,254
GS Charter Communications, Notes, 144A(b) 2.50%, 03/26/13		NR	54,245	42,226,467

				116,620,177

Leisure Equipment & Products — 0.4%
Callaway Golf Co., Notes, 144A(b) 3.75%, 08/15/19		NR	12,500	13,484,375

TOTAL CONVERTIBLE BONDS (cost $220,142,329)				216,098,105

TOTAL LONG-TERM INVESTMENTS (cost $2,754,422,642)				3,092,911,492

			Shares
SHORT-TERM INVESTMENTS — 6.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $202,448,556; includes $170,831,632 of cash collateral for securities on loan)(e)(f)			202,448,556	202,448,556

			Notional Amount (000)#
OPTION PURCHASED*(h)
Call Option
Apple, Inc., expiring 2/16/13, Strike Price $495.00 (premium paid $524,827)			$ 24	1,020,000

TOTAL SHORT-TERM INVESTMENTS (cost $202,973,383)		203,468,556

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.7% (cost $2,957,396,025)(g)		3,296,380,048

OPTIONS WRITTEN*(h)
Call Options
Apple, Inc.,
expiring 02/16/13, Strike Price $465.00	25	(115,000)
expiring 02/16/13, Strike Price $475.00	25	(57,500)
expiring 02/16/13, Strike Price $485.00	13	(17,493)
expiring 02/16/13, Strike Price $495.00	38	(22,800)

TOTAL OPTIONS WRITTEN (premiums received $1,312,801)		(212,793)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.7% (cost $2,956,083,224)		3,296,167,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(176,729,901)

NET ASSETS — 100.0%		$3,119,437,354

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,782,836; cash collateral of $170,831,632 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $2,000,000. The aggregate value of $1,555,107 is approximately 0.05% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2—Prudential Core Taxable Money Market Fund.

(g)	The United States federal income tax basis of the Portfolio of Investments was $2,961,055,502; accordingly, net unrealized appreciation on investments for federal income tax purposes was $335,324,546 (gross unrealized appreciation $416,084,347; gross unrealized depreciation $80,759,801). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,708,771,477	$1,555,107	$—
Preferred Stocks	166,486,803	—	—
Convertible Bonds	—	140,449,158	75,648,947
Options Purchased	1,020,000	—	—
Affiliated Money Market Mutual Fund	202,448,556	—	—
Options Written	(212,793)	—	—

Total	$3,078,514,043	$142,004,265	$75,648,947

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/12	$207,145,546
Accrued discounts/premiums	—
Realized gain (loss)	8,581,765
Change in unrealized appreciation (depreciation)*	(8,406,275)
Purchases	32,000,049
Sales	(84,492,717)
Transfers into Level 3	—
Transfers out of Level 3	(79,179,421)

Balance as of 1/31/13	$75,648,947

*	Of which, $1,973,268 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were three Convertible Bond securities transferred out of Level 3 as a result of being priced by a formula with observable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Prudential Mid-Cap Value Fund

Schedule of Investments

January 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.4%
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc.	11,600	$ 750,752
Huntington Ingalls Industries, Inc.	20,800	921,440
L-3 Communications Holdings, Inc.	15,300	1,161,576
Textron, Inc.(a)	11,200	322,112

		3,155,880

Airlines — 1.3%
Delta Air Lines, Inc.*	71,300	990,357
Southwest Airlines Co.	52,700	590,767
United Continental Holdings, Inc.*(a)	5,700	137,655

		1,718,779

Auto Components — 1.8%
Autoliv, Inc.(a)	9,200	605,360
Lear Corp.	14,000	686,000
TRW Automotive Holdings Corp.*	18,700	1,077,681

		2,369,041

Auto Parts & Equipment — 0.6%
Delphi Automotive PLC (United Kingdom)*	18,500	715,210

Beverages — 0.8%
Molson Coors Brewing Co. (Class B Stock)(a)	22,200	1,002,996

Capital Markets — 1.1%
Ameriprise Financial, Inc.	22,200	1,472,304

Chemicals — 1.3%
CF Industries Holdings, Inc.	7,000	1,604,190
Eastman Chemical Co.	1,600	113,840

		1,718,030

Coal & Consumable Fuels — 0.6%
Peabody Energy Corp.	31,900	802,285

Commercial Banks — 7.6%
Associated Banc-Corp.	1,700	24,259
Bank of Hawaii Corp.(a)	11,200	538,608
BankUnited, Inc.	13,900	373,910
BOK Financial Corp.	11,500	644,575
Comerica, Inc.(a)	16,900	580,684
Commerce Bancshares, Inc.	20,613	774,018
East West Bancorp, Inc.	16,700	391,615
Fifth Third Bancorp(a)	95,100	1,549,179
First Citizens BancShares, Inc. (Class A Stock)	2,200	383,592
First Niagara Financial Group, Inc.	49,000	384,160
First Republic Bank	12,300	438,987
Huntington Bancshares, Inc.	90,800	631,968
KeyCorp	141,100	1,326,340
M&T Bank Corp.(a)	600	61,614
Regions Financial Corp.	103,600	806,008
SunTrust Banks, Inc.	31,500	893,655

		9,803,172

Commercial Services & Supplies — 1.1%
Pitney Bowes, Inc.(a)	22,200	319,902
Republic Services, Inc.	24,700	787,683
RR Donnelley & Sons Co.(a)	39,400	362,480

		1,470,065

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.*	67,900	388,388
EchoStar Corp. (Class A Stock)*	4,500	163,710
Harris Corp.	16,400	757,680

		1,309,778

Computers & Peripherals — 1.3%
Lexmark International, Inc. (Class A Stock)(a)	21,700	522,102
Seagate Technology PLC (Ireland)(a)	12,100	411,158
Western Digital Corp.	16,600	780,200

		1,713,460

Construction & Engineering — 0.9%
KBR, Inc.	6,300	196,686
URS Corp.	22,400	929,152

		1,125,838

Consumer Finance — 1.2%
Discover Financial Services	15,100	579,689
SLM Corp.	59,200	999,888

		1,579,577

Containers & Packaging — 0.8%
Greif, Inc. (Class A Stock)	5,400	253,692
Owens-Illinois, Inc.*	23,300	554,540
Rock-Tenn Co. (Class A Stock)	2,900	228,955

		1,037,187

Diversified Consumer Services — 0.8%
Apollo Group, Inc. (Class A Stock)*(a)	5,700	115,254
Service Corp. International	59,700	891,321

		1,006,575

Diversified Financial Services — 1.1%
NASDAQ OMX Group, Inc. (The)(a)	33,400	945,888
NYSE Euronext, Inc.	15,100	522,007

		1,467,895

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	16,391	663,016
Frontier Communications Corp.(a)	91,600	418,612

		1,081,628

Education Services — 0.1%
DeVry, Inc.(a)	5,500	138,435

Electric Utilities — 5.0%
American Electric Power Co., Inc.	8,000	362,320
Edison International	27,600	1,330,044
Entergy Corp.	16,100	1,040,060
Great Plains Energy, Inc.	4,300	92,020
NV Energy, Inc.	35,200	666,336
OGE Energy Corp.	9,000	528,390
Pinnacle West Capital Corp.	15,400	822,052
PPL Corp.	50,300	1,523,587
Westar Energy, Inc.	4,000	120,280

		6,485,089

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	7,400	284,308
Avnet, Inc.*	22,400	792,064
Jabil Circuit, Inc.	18,600	351,726
Vishay Intertechnology, Inc.*	27,200	298,928

		1,727,026

Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.(a)	7,500	563,175
Helmerich & Payne, Inc.	13,300	855,722
Nabors Industries Ltd. (Bermuda)*	66,100	1,101,887
Patterson-UTI Energy, Inc.(a)	15,400	313,236
Superior Energy Services, Inc.*	22,000	549,340
Unit Corp.*	16,900	813,397

		4,196,757

Food & Staples Retailing — 1.3%
Kroger Co. (The)	22,600	626,020
Safeway, Inc.(a)	54,300	1,045,275

		1,671,295

Food Products — 2.9%
Dean Foods Co.*(a)	30,900	565,779
Ingredion, Inc.	15,800	1,043,906
J.M. Smucker Co. (The)	2,500	221,575
Smithfield Foods, Inc.*	30,400	708,624
Tyson Foods, Inc. (Class A Stock)	53,100	1,174,572

		3,714,456

Gas Utilities — 0.6%
Atmos Energy Corp.	11,000	410,960
UGI Corp.	9,000	317,160

		728,120

Healthcare Equipment — 0.6%
Boston Scientific Corp.*	33,100	247,257
Hill-Rom Holdings, Inc.	1,700	56,406
St. Jude Medical, Inc.	10,500	427,350

		731,013

Healthcare Providers & Services — 5.1%
Aetna, Inc.(a)	11,400	549,822
CIGNA Corp.	30,100	1,756,034
Community Health Systems, Inc.	20,100	770,433
HCA Holdings, Inc.	23,400	881,010
LifePoint Hospitals, Inc.*	15,600	681,876
Omnicare, Inc.	15,900	619,305
Quest Diagnostics, Inc.	9,000	521,550
Tenet Healthcare Corp.*(a)	400	15,532
Universal Health Services, Inc. (Class B Stock)	14,600	826,944

		6,622,506

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises Ltd. (Liberia)	21,100	763,820

Household Durables — 1.1%
Jarden Corp.*	3,200	188,288
Newell Rubbermaid, Inc.	43,500	1,021,380
Whirlpool Corp.	2,200	253,836

		1,463,504

Independent Power Producers & Energy Traders — 0.8%
AES Corp. (The)	96,600	1,047,144

Insurance — 10.2%
Allied World Assurance Co. Holdings AG (Switzerland)	9,500	805,885
American Financial Group, Inc.	23,800	1,012,928
American National Insurance Co.	300	23,163
Aon PLC (United Kingdom)	14,500	837,230
Arch Capital Group Ltd. (Bermuda)*	22,100	1,025,882
AXIS Capital Holdings Ltd. (Bermuda)	21,600	826,632
CNA Financial Corp.	17,800	554,470
Everest Re Group Ltd. (Bermuda)	4,800	555,888
Fidelity National Financial, Inc. (Class A Stock)	20,900	524,590
HCC Insurance Holdings, Inc.	16,400	634,352
Lincoln National Corp.	35,000	1,014,300
PartnerRe Ltd. (Bermuda)	6,000	526,140
Principal Financial Group, Inc.(a)	35,800	1,110,158
ProAssurance Corp.	16,600	747,664
Protective Life Corp.	25,200	797,328
Reinsurance Group of America, Inc.	16,200	929,718
RenaissanceRe Holdings Ltd. (Bermuda)	5,100	436,764
StanCorp Financial Group, Inc.	5,600	217,784
Unum Group	14,300	333,333
Validus Holdings Ltd. (Bermuda)	5,500	200,255

		13,114,464

Internet Retail — 0.3%
Expedia, Inc.	5,650	368,663

Internet Services — 0.4%
AOL, Inc.*(a)	15,100	462,815

IT Consulting & Other Services — 0.1%
Booz Allen Hamilton Holding Corp.	8,200	113,652

IT Services — 1.9%
Amdocs Ltd. (Guernsey)	22,400	799,456
Computer Sciences Corp.	27,000	1,128,600
Lender Processing Services, Inc.	19,800	475,992

		2,404,048

Machinery — 1.5%
Oshkosh Corp.*	16,200	634,716
Parker Hannifin Corp.	2,100	195,237
Timken Co.	10,900	584,349
Trinity Industries, Inc.	12,400	492,280

		1,906,582

Media — 0.9%
DISH Network Corp. (Class A Stock)	6,600	245,982
Gannett Co., Inc.(a)	48,600	954,018

		1,200,000

Multi-Line Retail — 1.8%
Dillard’s, Inc. (Class A Stock)	8,100	683,721
Kohl’s Corp.	7,100	328,659
Macy’s, Inc.	33,900	1,339,389

		2,351,769

Multi-Sector Holdings — 0.1%
Leucadia National Corp.(a)	6,700	170,515

Multi-Utilities — 6.9%
Alliant Energy Corp.	12,100	554,664
Ameren Corp.	36,400	1,180,816
CenterPoint Energy, Inc.	47,100	962,724
CMS Energy Corp.	9,700	249,290
Consolidated Edison, Inc.	5,200	295,776
DTE Energy Co.	18,700	1,183,897
MDU Resources Group, Inc.	18,100	422,092
NiSource, Inc.	22,700	613,581
SCANA Corp.(a)	8,900	416,609
Sempra Energy	13,000	975,650
TECO Energy, Inc.	11,100	197,247
Vectren Corp.	14,400	454,464
Wisconsin Energy Corp.(a)	4,500	177,435
Xcel Energy, Inc.	46,200	1,283,436

		8,967,681

Office Electronics — 0.9%
Xerox Corp.	149,800	1,199,898

Oil, Gas & Consumable Fuels — 8.5%
Cimarex Energy Co.	5,700	364,002
Denbury Resources, Inc.*(a)	19,900	370,737
Energen Corp.	15,500	746,170
HollyFrontier Corp.	24,900	1,300,278
Marathon Petroleum Corp.	28,800	2,137,248
Murphy Oil Corp.	16,700	993,984
Newfield Exploration Co.*	6,600	194,700
Plains Exploration & Production Co.*	18,200	869,050
Tesoro Corp.	26,900	1,309,761
Valero Energy Corp.	51,200	2,238,976
Whiting Petroleum Corp.*	9,800	466,284

		10,991,190

Paper & Forest Products — 1.4%
Domtar Corp.	8,600	715,778
International Paper Co.	25,500	1,056,210

		1,771,988

Personal Products — 0.6%
Herbalife Ltd. (Cayman Islands)(a)	11,300	410,416
Nu Skin Enterprises, Inc. (Class A Stock)	7,700	326,172

		736,588

Pharmaceuticals — 0.9%
Endo Health Solutions, Inc.*	24,600	778,836
Warner Chilcott PLC (Class A Stock) (Ireland)	30,400	430,768

		1,209,604

Real Estate Investment Trusts — 4.5%
American Capital Agency Corp.	45,700	1,445,491
Annaly Capital Management, Inc.	82,400	1,225,288
Brandywine Realty Trust	23,500	299,155
CBL & Associates Properties, Inc.	2,900	62,321
Chimera Investment Corp.	54,500	166,225
CommonWealth REIT	47,400	779,256
Hatteras Financial Corp.	14,400	389,952
HCP, Inc.(a)	1,500	69,585
Hospitality Properties Trust(a)	7,900	199,238
Mack-Cali Realty Corp.	29,800	809,666
MFA Financial, Inc.	40,600	364,994

		5,811,171

Road & Rail — 0.6%
Ryder System, Inc.	14,100	800,598

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	20,200	260,782
KLA-Tencor Corp.	4,500	247,095
Marvell Technology Group Ltd. (Bermuda)	44,000	407,000

		914,877

Software — 1.9%
CA, Inc.	28,100	697,442
Symantec Corp.*	81,800	1,780,786

		2,478,228

Specialty Retail — 1.2%
GameStop Corp. (Class A Stock)(a)	33,100	767,920
Staples, Inc.(a)	53,600	722,528

		1,490,448

Systems Software — 0.7%
Rovi Corp.*	50,500	873,145

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc.(a)	44,200	590,070
Washington Federal, Inc.	19,500	343,005

		933,075

Trading Companies & Distributors — 0.2%
GATX Corp.	4,700	222,545

Trucking — 0.2%
Hertz Global Holdings, Inc.*	17,000	310,760

Water Utilities — 0.3%
American Water Works Co., Inc.	8,300	317,724

Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc.*	33,900	340,017
Telephone & Data Systems, Inc.	21,883	553,421

		893,438

TOTAL COMMON STOCKS (Cost $104,019,247)		125,854,331

EXCHANGE TRADED FUND — 1.4%
iShares Russell Midcap Value Index Fund (cost $1,586,298)	33,700	1,819,463

TOTAL LONG-TERM INVESTMENTS (Cost $105,605,545)		127,673,794

SHORT-TERM INVESTMENT 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,581,176; includes $16,002,658 of cash collateral for securities on loan)(b)(c)	17,581,176	17,581,176

TOTAL INVESTMENTS — 112.4% (Cost $123,186,721)		145,254,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.4)%		(15,990,480)

NET ASSETS — 100.0%		$ 129,264,490

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
NASDAQ	National Association for Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,629,434; cash collateral of $16,002,658 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$125,854,331	$—	$—
Exchanged Traded Fund	1,819,463	—	—
Affiliated Money Market Mutual Fund	17,581,176	—	—

Total	$145,254,970	—	—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2013

*	Print the name and title of each signing officer under his or her signature.